Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total common stock reserved for future issuance	9,923,185	6,577,312
Shares Available For Grant Under Stock Option Plans [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	4,262,364	1,646,518
Options Issued And Outstanding Under Stock Option Plans [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	3,560,541	2,594,597
Unvested Restricted Stock Units [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance		313,976
Vested Restricted Stock Units Not Yet Settled [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	2,045,634	1,731,658
Convertible Promissory Note Payable To CAA Brand Management LLC [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance		290,563
Unit Purchase Options [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	54,646